Income Taxes - Income Tax Benefits (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current		$ 18
Total income tax benefit	$ 18	$ 18